CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the year		$ 149,479	$ 96,355	$ 54,217
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		60,251	37,031	22,423
Current income tax (note 9.1)		44,756	53,319	27,834
Deferred income tax (note 9.1)		(1,351)	(24,822)	(5,527)
Depreciation of property and equipment (note 15)		25,324	19,799	16,037
Depreciation of right-of-use assets (note 28)		35,244	23,833	17,638
Amortization of intangible assets (note 16)		47,365	36,654	14,805
Impairment of intangible assets (note 16)		1,017	80	83
Leases discount		0	0	(512)
Net impairment losses on financial assets		6,364	7,551	3,080
Remeasurement at fair value of investment in associates		0	(1,538)	0
Gain from sale of financial instrument (note 3.12.9)		0	0	(800)
Allowance for claims and lawsuits (note 23)		1,871	5,769	1,598
(Gain) Loss on remeasurement of contingent consideration and call/put option over non-controlling interest (note 29.9.1)		(1,147)	4,694	2,431
Gain on transactions with bonds (note 3.18)		(13,883)	(708)	(9,580)
Accrued interest		11,203	9,828	6,955
Interest received		2,686	585	1,872
Net loss arising on financial assets measured at FVPL		7,537	8,537	3,423
Net (gain) loss arising on financial assets measured at FVOCI		(165)	130	287
Net gain arising on financial assets measured at amortized cost (note 7)		0	0	(395)
Exchange differences		4,648	(5,708)	3,631
Share of results of investment in associates		(119)	233	622
Payments related to forward and future contracts		(6,242)	(1,692)	(3,104)
Proceeds related to forward and future contracts		3,918	1,368	3,039
Payments of remeasured earn-outs related to acquisition of business		(4,467)	0	(5,218)
Gain arising from lease disposals		0	(643)	(180)
Loss arising from property and equipment and intangibles derecognition		1,632	0	0
Changes in working capital:
Net increase in trade receivables		(104,315)	(93,019)	(33,926)
Net increase in other receivables		(21,021)	(21,149)	(10,887)
Net (increase) decrease in other assets		(9,416)	(1,338)	6,135
Net (decrease) increase in trade payables		(2,651)	10,870	(2,770)
Net increase in payroll and social security taxes payable		13,398	66,670	11,488
Net increase in tax liabilities		264	4,595	363
Utilization of provision for contingent liabilities (note 23)		(1,750)	(8,113)	(615)
Income tax paid		(52,906)	(50,197)	(24,575)
Net cash provided by operating activities		197,524	178,974	99,872
Cash flows from investing activities
Acquisition of property and equipment	[1]	(47,063)	(42,766)	(29,294)
Proceeds from disposals of property and equipment and intangibles		0	1,249	951
Acquisition of intangible assets	[2]	(48,367)	(34,868)	(24,168)
Acquisition of investment in sovereign bonds		(24,883)	(5,990)	(16,700)
Proceeds from investment in sovereign bonds		38,766	6,698	26,280
Payments related to forward and future contracts		(25,561)	(13,534)	(7,673)
Proceeds related to forward and future contracts		12,511	3,923	4,839
Acquisition of investments measured at FVPL		(414,950)	(238,991)	(436,660)
Proceeds from investments measured at FVPL		393,059	230,236	443,005
Acquisition of investments measured at FVOCI		(264,992)	(49,965)	(2,994)
Proceeds from investments measured at FVOCI		269,102	44,976	3,316
Proceeds from investments measured at amortized cost		0	0	625
Acquisition of investments measured at amortized cost		0	0	(615)
Payments to acquire equity instruments		(5,148)	(5,762)	(9,167)
Payments to acquire investments in associates		(500)	(1,389)	0
Acquisition of investment in convertible notes (note 29)		(2,667)	(2,772)	(701)
Acquisition of business, net of cash (note 26)	[3]	(126,370)	(144,503)	(69,060)
Payments of earn-outs related to acquisition of business		(22,241)	(19,422)	(5,999)
Net cash used in investing activities		(269,304)	(272,880)	(124,015)
Cash flows from financing activities
Proceeds from the issuance of common shares pursuant to May 2021 and June 2020 Public Offering, net of costs		0	286,207	300,880
Proceeds from the issuance of shares under the share-based compensation plan (note 30.1)		3,508	6,612	5,825
Proceeds from the issuance of shares under the ESPP plan		8,981	2,340	0
Repurchase of shares		(9,316)	(7,256)	0
Payment of call/put-option over non-controlling interest		(5,166)	0	0
Cash paid for the settlements of the derivative financial instruments used to hedge interest rate risk		0	0	(127)
Proceeds from subscription agreements (note 30.1)		0	0	1,203
Proceeds from borrowings (note 21)		0	13,500	155,108
Repayment of borrowings (note 21)		(8,269)	(29,384)	(194,332)
Payments of principal portion of lease liabilities (note 28)		(30,564)	(21,786)	(23,237)
Payments of lease liabilities interest (note 28)		(6,822)	(5,415)	(1,904)
Interest paid (note 21)		(2,491)	(832)	(1,870)
Payments of installments related to acquisition of business		(15,541)	0	0
Net cash (used in) provided by financing activities		(65,680)	243,986	241,546
(Decrease) increase in cash and cash equivalents		(137,460)	150,080	217,403
Cash and cash equivalents at beginning of the year		427,804	278,939	62,721
Effect of exchange rate changes on cash and cash equivalents		2,113	(1,215)	(1,185)
Cash and cash equivalents at end of the year		$ 292,457	$ 427,804	$ 278,939

[1]	In 2022, 2021 and 2020, there were 16,225, 10,129 and 1,515 of acquisition of property and equipment financed with trade payables, respectively. In 2022, 2021 and 2020, the Company paid 10,129, 1,515 and 2,179 related to property and equipment acquired in 2021, 2020 and 2019, respectively.
[2]	In 2022, 2021 and 2020 there were 1,984, 3,662 and 285 of acquisition of intangibles financed with trade payables, respectively. In 2022, and 2021, the Company paid 3,662 and 285 related to intangibles acquired in 2021 and 2020, respectively, in 2019 there were no acquisition of intangibles financed with trade payables.
[3]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26):

Supplemental information
Cash paid	172,445	161,107	84,643
Less: cash and cash equivalents acquired	(46,075)	(16,604)	(15,583)
Total consideration paid net of cash and cash equivalents acquired	126,370	144,503	69,060
As of December 31, 2022, the Company issued 135,096 common shares for a total amount of 25,531, according to the subscription agreement included in the stock purchase agreement, these were non-cash transactions. As of December 31, 2021, the Company issued 27,962, common shares for a total amount of 6,621, according to the subscription agreement included in the stock purchase.